Share-Based Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested Restricted Shares	A summary of the activity for the Company’s restricted shares was as follows:

Outstanding shares:	Common Shares
Balance at December 31, 2015	120,360